BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE 1 － BUSINESS OVERVIEW AND BASIS OF PRESENTATION

707 Cayman Holdings Limited (“the Company”) was incorporated in Cayman Islands (“Cayman”) on February 2, 2024. The Company through its subsidiaries (collectively referred to as the “Company”) are principally engaged in (i) the sale of quality apparel products and (ii) the provision in supply chain management total solutions, among the customers throughout Western Europe, North America, the Middle East and East Asia. The operation is mainly based in Hong Kong.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Ownership

Beta Alpha Holdings Limited (“Beta Alpha”)	●	BVI company	100% owned by the Company
	●	Incorporated on February 14, 2024
	●	Issued and outstanding 1 ordinary share for US$1
	●	Investment holding

707 International Limited (“707IL”)	●	Hong Kong company	100% owned by Beta Alpha
	●	Incorporated on January 4, 2021
	●	Issued and outstanding 10,000 ordinary shares for HK$10,000
	●	Sale and distribution of fashion apparel

Bao Xing Feng Textile Limited (“BXF”)	●	Hong Kong company	100% owned by 707IL
	●	Incorporated on August 4, 2025
	●	Issued and outstanding 10,000 ordinary shares for HK$10,000
	●	Sale and distribution of fashion apparel

Reorganization

Since February 2024, the Company anticipated several transactions for the purposes of a group reorganization (“Group Reorganization”).

Prior to a Group Reorganization, 707IL was held as to 100% by Mr. Cheung Lui (“Mr. Cheung”). Following the formation of the Company, JME International Holdings Limited (“JME”), who is controlled by Mr. Cheung, ultimately owned 999,999 ordinary shares of the Company.

On August 26, 2024, the Company issued 1 ordinary share to JME in exchange of transferring 100% equity interest of 707IL by Mr. Cheung. The Company completed a share swap transaction on August 26, 2024, whereby the entire share capital of 707IL was transferred to Beta Alpha resulting in the Company being comprised of Beta Alpha and 707IL as its direct and indirect wholly-owned subsidiaries, respectively.

On October 9, 2024, for the purpose of the initial public offering, all of the current shareholders proportionately subscribed the additional 19,200,000 ordinary shares at par value, for a cash consideration of US$19,200, in aggregate. At the date of filing, the total number of ordinary shares which the Company is authorized to issue 500,000,000 ordinary shares, consisting of 20,200,000 ordinary shares issued and outstanding, at a par value of US$0.001.

The Company completed a Group Reorganization on October 9, 2024.

During the years presented in these consolidated financial statements, the control of these entities has been demonstrated by Mr. Cheung, as a sole owner, as if the Group Reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The combination of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Initial Public Offering

On June 10, 2025, the Company consummated its initial public offering (the “IPO”) of 1,750,000 ordinary shares at the offering price of US$4.00 per share. The aggregate net proceeds from the IPO, net of underwriting discount and offering expenses, were approximately US$5.2 million. The ordinary shares of the Company were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “JEM” on June 9, 2025.

2025 Equity Incentive Plan

The Company adopted the 2025 Equity Incentive Plan (the “Plan”) on March 7, 2025, which was further revised and approved on June 5, 2025. On June 13, 2025, the Company issued 4,390,000 ordinary shares at the market price of US$3.85 per share to certain consultants for their compensations to be rendered marketing and business developments services to the Company.

Formation of a New Subsidiary

On August 4, 2025, the Company established a wholly-owned subsidiary namely Bao Xing Feng Textile Limited (“BXF”), a Hong Kong limited liability company with a paid-up capital of HK$10,000 (US$1,282). BXF is mainly engaged in the sale and distribution of fashion apparel.

Investor’s Placements

On November 20, 2025, the Company entered into an Equity Purchase with Hudson Global Ventures, LLC (the “Investor”) pursuant to which the Company will have the right, but not the obligation to sell to the Investor, and the Investor will have the obligation to purchase from the Company up to US$18,000,000 worth of the Company’s ordinary shares (the “Put Shares”) at the Company’s sole discretion over the next 24 months, subject to certain conditions precedent and other limitations. Concurrently with the execution of the Equity Purchase Agreement, the Company agreed to issue 750,360 ordinary shares to the Investor as part of the consideration.

Share Redesignation

On December 18, 2025, the Company resolved and approved a share redesignation to reclassify the authorized share capital from US$500,000 divided into 500,000,000 shares of a nominal or par value of US$0.001 each to US$500,000 divided into 500,000,000 ordinary shares at a par value of US$0.001 each, comprising (i) 400,000,000 class A ordinary shares at a par value of US$0.001 each and (ii) 100,000,000 class B ordinary shares at a par value of US$0.001 each. Every holder of shares in the Company shall have one (1) vote for each Class A Ordinary Share of which he is the holder and twenty-five (25) votes for each Class B Ordinary Share of which he is the holder.

As part of the redesignation, the 15,612,000 issued ordinary shares at a par value US$0.001 each in the capital of the Company registered in the name of JME International Holdings Limited be redesignated as 7,806,000 Class A Ordinary Shares and 7,806,000 Class B Ordinary Shares. The remaining 10,728,000 issued ordinary shares of par value of US$0.001 each in the capital of the Company registered in the names of various shareholders be redesignated as 10,728,000 Class A Ordinary Shares. The 381,466,000 authorized but unissued ordinary shares at a par value of US$0.001 each in the capital of the Company be redesignated as 381,466,000 Class A Ordinary Shares and the 92,194,000 authorized but unissued ordinary shares at a par value of US$0.001 each in the capital of the Company be redesignated as 92,194,000 Class B Ordinary Shares, having the rights and subject to the restrictions set out in the New Amended and Restated Memorandum and Articles of Association. All share and per share amounts have been retroactively adjusted to reflect the Share Redesignation for all years presented.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS